Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income
Interest and fees on loans	$ 7,428	$ 6,299	$ 26,599	$ 22,329	$ 17,621
Interest and dividends on securities	411	367	1,409	2,033	2,919
Interest on cash and cash equivalents	22	10	84	35	47
Total interest income	7,861	6,676	28,092	24,397	20,587
Interest expense
Interest expense on deposits	622	439	2,233	2,367	2,023
Interest on Federal Home Loan Bank advances	93	152	532	825	847
Total interest expense	715	591	2,765	3,192	2,870
Net interest income	7,146	6,085	25,327	21,205	17,717
Provision for loan losses	211	190	585	1,821	1,049
Net interest income after provision for loan losses	6,935	5,895	24,742	19,384	16,668
Noninterest income
Gains and fees from sales of loans	428	8	2,020	18	547
Gain on bargain purchase			1,333
Net (gain) loss on sales of available for sale securities			648	(18)	250
Service charges and fees	132	101	495	345	337
Bank owned life insurance	85
Gain on sale of foreclosed real estate, net		71	63
Other	124	104	163
Total noninterest income	769	284	4,722	345	1,134
Noninterest expense
Salaries and employee benefits	3,337	2,492	11,565	9,426	8,506
Occupancy and equipment	1,068	772	3,707	3,004	2,428
Professional services	369	369	1,595	1,546	715
Data processing	337	256	1,333	1,202	865
Marketing	110	128	928	333	342
Merger and acquisition related expenses	141		908
FDIC insurance	118	130	333	365	472
Director fees	138	139	304	366	288
Amortization of intangibles	27		18
Foreclosed real estate	14		7	9
Other	382	312	1,421	1,607	985
Total noninterest expense	6,041	4,598	22,119	17,858	14,601
Income before income tax expense	1,663	1,581	7,345	1,871	3,201
Income tax expense	540	569	2,184	657	997
Net income	1,123	1,012	5,161	1,214	2,204
Preferred stock dividends	(27)	(27)	(111)	(132)	(206)
Net income attributable to common stockholders	$ 1,096	$ 985	$ 5,050	$ 1,082	$ 1,998
Earnings per common share - basic (in dollars per share)	$ 0.28	$ 0.31	$ 1.46	$ 0.39	$ 0.72
Earnings per common share - diluted (in dollars per share)	$ 0.28	$ 0.30	$ 1.44	$ 0.38	$ 0.71